BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund
BNY Mellon Asset Allocation Fund
Investment Objective
The fund seeks long-term growth of principal in conjunction with current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Asset Allocation Fund		Class M Shares	Investor Shares
Investment advisory fees	[1]	0.41%	0.41%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.09%	0.09%
Other expenses - Other expenses of the fund		0.03%	0.03%
Acquired fund fees and expenses	[2]	0.33%	0.33%
Total annual fund operating expenses	[3]	0.86%	1.11%
[1]	The fund has agreed to pay an investment advisory fee at the rate of 0.65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of 0.40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of 0.15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.
[2]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until December 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.87%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Asset Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	88	274	477	1,061
Investor Shares	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

71.08% of the average value of its portfolio.

Principal Investment Strategy
The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of

Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed

International and Global Equities, Emerging Markets Equities, Investment Grade

Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and

Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets.  The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors,

including the correlation and covariance among the underlying funds.  The fund may change the underlying funds - whether affiliated or unaffiliated - from time to time without notice to fund shareholders.  The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's initial targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the affiliated underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

                     Asset Class                      Initial Target   Range

Large Cap Equities                                         26%       20% to 40%

Direct Investments

BNY Mellon Focused Equity Opportunities Fund

BNY Mellon U.S. Core Equity 130/30 Fund

Dreyfus U.S. Equity Fund

Small Cap and Mid Cap Equities                             11%       5% to 20%

BNY Mellon Mid Cap Stock Fund

BNY Mellon Small/Mid Cap Fund

BNY Mellon Small Cap Stock Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus Select Managers Small Cap Growth Fund

Developed International and Global Equities                11%       5% to 20%

BNY Mellon International Fund

Dreyfus/Newton International Equity Fund

Global Stock Fund (Dreyfus)

Dreyfus Global Real Estate Securities Fund

Emerging Markets Equities                                   7%       5% to 15%

BNY Mellon Emerging Markets Fund

Investment Grade Bonds                                     32%       20% to 55%

Direct Investments

BNY Mellon Short-Term U.S. Government Securities Fund

BNY Mellon Intermediate Bond Fund

Dreyfus Inflation Adjusted Securities Fund

High Yield Bonds                                            2%       0% to 10%

Dreyfus High Yield Fund

Emerging Markets Debt                                       2%       0% to 10%

Dreyfus Emerging Markets Debt Local Currency Fund

Unaffiliated Investment Company

Diversifying Strategies                                     6%       0% to 20%

Unaffiliated Investment Companies

Money Market Instruments                                    3%       0% to 10%

Direct Investments

The asset classes and the initial target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes,

whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice,

when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

The fund invests in shares of the underlying funds and thus the fund is subject to the same principal investment risks as the underlying funds in which it invests, which are described in the fund's prospectus and below.  For more information regarding these risks, see the prospectus for the specific underlying fund. The fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

o Strategy allocation risk.  The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds.

There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.  The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

o Correlation risk.  Although the prices of equity securities and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem.  Because the fund invests in equity securities and fixed-income securities, the fund is subject to correlation risk.

o Portfolio turnover risk.  Effective September 15, 2011, the fund's investment adviser implemented changes to the fund's investment strategy to, among other things, expand the underlying funds and the asset classes in which the fund is permitted to invest, directly and/or through investment in the underlying funds,

as described above. The fund's investment adviser anticipates that the changes to the fund's investment strategy initially may result in more portfolio turnover than is typical for the fund which will produce transaction costs.  The fund's investment adviser intends to use its best efforts to dispose of portfolio securities in a manner designed to minimize these costs to the extent possible, consistent with best execution.  However, such turnover could result in higher taxable distributions to shareholders and lower the fund's after-tax performance.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

0 Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar,

which will reduce the value of investments denominated in those currencies held by the fund.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the Standard & Poor's 500®

Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance, and the Barclays Capital U.S. Aggregate Bond Index, an

unmanaged, market-weighted index designed to measure the performance of the U.S.

investment grade fixed-rate bond market and is comprised of U.S. government,

corporate, mortgage-backed and asset backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses. The fund's performance reflects the fund's investment strategy in effect prior to September 15, 2011.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 12.14%

Worst Quarter

Q4, 2008: -11.22%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-9.61%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Asset Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	12.65%	4.91%	4.60%			Oct. 02, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	12.08%	3.33%	3.35%			Oct. 02, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	8.36%	3.70%	3.46%			Oct. 02, 2000
Investor Shares	Investor returns before taxes	12.41%	4.64%		4.97%		Jul. 11, 2001
S&P 500	S&P 500 reflects no deduction for fees, expenses or taxes	15.08%	2.29%	1.42%	2.23%	[1]
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	6.54%	5.80%	5.84%	5.76%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.